Investments - Schedule of Net Assets (Details) - EBP Represented Employee - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 2,395,779,283	$ 2,090,606,757
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments, at fair value	24,610,713,439	21,345,771,680
Synthetic GICs	1,881,240,870	2,067,192,778
Non-interest bearing accounts	1,154,463	1,297,855
Net pending trades payables and interest receivable	(2,793,266)	(10,794,865)
Net assets available for benefits	26,490,315,506	23,403,467,448
Master Trust Balances | Participant-directed brokerage accounts
EBP, Master Trust [Line Items]
Total investments, at fair value	1,434,789,053	1,184,207,393
Master Trust Balances | General Dynamics Corporation common stock
EBP, Master Trust [Line Items]
Total investments, at fair value	4,620,991,283	3,946,210,540
Master Trust Balances | Investments in other equity securities
EBP, Master Trust [Line Items]
Total investments, at fair value	1,949,909,396	2,147,981,194
Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Total investments, at fair value	159,953,112	217,045,032
Master Trust Balances | Interest bearing cash
EBP, Master Trust [Line Items]
Total investments, at fair value	59,218,212	54,350,752
Master Trust Balances | Overnight deposit accounts
EBP, Master Trust [Line Items]
Total investments, at fair value	19,860,221	26,917,938
Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Total investments, at fair value	16,240,201,229	13,497,262,839
Master Trust Balances | US government
EBP, Master Trust [Line Items]
Total investments, at fair value	57,127,990	116,145,461
Master Trust Balances | Mortgage and asset-backed
EBP, Master Trust [Line Items]
Total investments, at fair value	29,403,943	62,918,508
Master Trust Balances | Foreign government
EBP, Master Trust [Line Items]
Total investments, at fair value	5,131,051	6,170,183
Master Trust Balances | Corporate debt
EBP, Master Trust [Line Items]
Total investments, at fair value	34,127,949	86,561,840
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments, at fair value	2,037,627,533	1,720,369,533
Synthetic GICs	278,390,524	297,956,481
Non-interest bearing accounts	55,023	142,648
Net pending trades payables and interest receivable	(99,096)	(724,539)
Net assets available for benefits	2,315,973,984	2,017,744,123
Plan's Interest in Master Trust Balances | Participant-directed brokerage accounts
EBP, Master Trust [Line Items]
Total investments, at fair value	73,533,847	63,667,779
Plan's Interest in Master Trust Balances | General Dynamics Corporation common stock
EBP, Master Trust [Line Items]
Total investments, at fair value	853,386,734	721,996,491
Plan's Interest in Master Trust Balances | Investments in other equity securities
EBP, Master Trust [Line Items]
Total investments, at fair value	66,482,789	67,697,762
Plan's Interest in Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Total investments, at fair value	7,406,065	12,588,667
Plan's Interest in Master Trust Balances | Interest bearing cash
EBP, Master Trust [Line Items]
Total investments, at fair value	7,232,772	6,847,230
Plan's Interest in Master Trust Balances | Overnight deposit accounts
EBP, Master Trust [Line Items]
Total investments, at fair value	682,949	831,206
Plan's Interest in Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Total investments, at fair value	1,023,164,918	830,061,231
Plan's Interest in Master Trust Balances | US government
EBP, Master Trust [Line Items]
Total investments, at fair value	2,605,669	7,127,439
Plan's Interest in Master Trust Balances | Mortgage and asset-backed
EBP, Master Trust [Line Items]
Total investments, at fair value	1,341,146	3,861,088
Plan's Interest in Master Trust Balances | Foreign government
EBP, Master Trust [Line Items]
Total investments, at fair value	234,033	378,643
Plan's Interest in Master Trust Balances | Corporate debt
EBP, Master Trust [Line Items]
Total investments, at fair value	$ 1,556,611	$ 5,311,997